CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation	$ 13,370,377	$ 6,054,612	$ 4,062,600
Unrealized gain on available for sale investments, tax	0	6,284	$ 0
Interest expense, related parties	(13,938,263)	(9,316,150)
Execution and clearing, related party	(17,510,426)	(7,150,700)
Communication and market data, related party	(94,333)
Marketing and branding, related parties		(397,590)
General and administrative, related parties		(700,000)
Fair value change from convertible bonds	2,860,123
Commissions
Revenues from related parties	30,446,244	35,559,807
Financing service fees
Revenues from related parties	9,268,819	6,576,622
Interest income
Revenues from related parties	31,776,764	21,966,305
Other revenues
Revenues from related parties	$ 15,556,298	$ 8,014,524